Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning Balance	$ 18,145	$ 16,150
Increases related to prior year tax positions		4
Decreases related to prior year tax positions	(82)	(2)
Increases related to current year tax positions	2,922	3,131
Lapse of statute of limitations	(1,343)	(1,138)
Ending Balance	$ 19,642	$ 18,145